Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Trade and Other Receivables

4. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2019	2020
Due from charterers	1,767	5,070
VAT receivable	26	48
Accrued income	1,646	4,010
Insurance claims	1,099	3,584
Other receivables	2,609	3,553
Total	7,147	16,265

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.